UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141
(Address of principal executive offices)	(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:   317-917-7000

Date of fiscal year end:  08/31

Date of reporting period:	11/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sparrow Growth Fund
Schedule of Investments
November 30, 2008
(Unaudited)

Common Stocks - 91.53%	Shares	Value

Accident & Health Insurance - 3.40%
AFLAC, Inc.	5,800	$ 268,540

Agricultural Chemicals - 3.01%
Monsanto Co.	3,000	237,600

Aircraft Engines & Engine Parts - 3.23%
United Technologies Corp.	5,260	255,268

Bottled and Canned Soft Drinks and Carbonated Waters - 4.09%
PepsiCo, Inc.	5,700	323,190

Cigarettes - 6.19%
Altria Group, Inc.	12,300	197,784
Philip Morris International, Inc.	6,900	290,904
		488,688

Crude Petroleum & Natural Gas - 4.52%
Occidental Petroleum Corp.	6,600	357,324

Dairy Products, Except Dried or Canned - 0.91%
Wimm-Bill-Dann Foods OJSC (a)(b)	3,000	71,490

Drilling Oil & Gas Wells - 0.64%
Atwood Oceanics, Inc. (b)	2,800	50,680

Electric, Gas & Sanitary Services - 2.84%
E.ON AG (a)	6,400	223,977

Electronic Computers - 2.43%
Dell, Inc. (b)	17,200	192,124

Footwear - 4.54%
Nike, Inc. - Class B	6,740	358,905

Investment Advice - 2.89%
Eaton Vance Corp.	11,920	227,910

Metal Mining - 3.80%
BHP Billiton, Ltd. (a)	6,000	240,120
Companhia Vale do Rio Doce (a)	5,000	59,700
		299,820

Motor Vehicle Parts & Accessories - 2.85%
CLARCOR, Inc.	7,000	224,770

Operative Builders - 3.92%
M.D.C. Holdings, Inc.	10,000	310,000

Petroleum Refining - 5.01%
Petroleo Brasileiro S.A. (a)	6,400	134,016
Royal Dutch Shell plc (a)	4,900	261,905
		395,921

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
November 30, 2008
(Unaudited)

Common Stocks - 91.53% - continued	Shares	Value

Pharmaceutical Preparations - 3.49%
Novo Nordisk A/S (a)	5,400	$ 275,940

Power-Driven Handtools - 3.25%
Makita Corp. (a)	13,200	257,004

Railroads, Line-Haul Operating - 2.81%
Genesee & Wyoming, Inc. - Class A (b)	7,300	221,774

Retail - Miscellaneous - 4.68%
EZCORP, Inc. - Class A (b)	22,400	369,376

Services - Prepackaged Software- 2.89%
SINA Corp. (b)	7,400	228,660

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 4.89%
Church & Dwight Co., Inc.	6,500	386,360

Steel Pipe & Tubes - 2.91%
Northwest Pipe Co. (b)	8,000	229,760

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.51%
United States Steel Corp.	1,320	40,128

Telephone Communications - 3.19%
China Mobile, Ltd. (a)	5,500	252,065

Tobacco - 2.17%
British American Tobacco plc (a)	3,270	171,414

Trucking, Except Local - 2.85%
Landstar System, Inc.	7,000	224,980

Wholesale - Beer & Ale - 1.94%
Central European Distribution Corp. (b)	6,500	153,660

Wholesale - Electrical Apparatus and Equipment, Wiring Supplies - 1.68%
Anixter International, Inc. (b)	4,850	132,890

TOTAL COMMON STOCKS (Cost $9,730,135)		7,230,218

Preferred Stock - 0.49%

Chesapeake Energy Corp., 4.50%	600	38,250

TOTAL PREFERRED STOCK (Cost $56,808)		38,250

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
November 30, 2008
(Unaudited)

Money Market Securities - 8.54%	Shares	Value

First American Government Obligations Fund - Class Y, 1.07% (c)	367,824	367,824
First American Prime Obligations Fund - Class Y, 1.83% (c)	306,618	306,618

TOTAL MONEY MARKET (Cost $674,442)		674,442

TOTAL INVESTMENTS (Cost $10,461,385) - 100.56%		7,942,910

Liabilities in excess of other assets- (0.56)%		(43,877)

TOTAL NET ASSETS - 100.00%		$ 7,899,033

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the rate shown represents the yield at November 30, 2008.

Tax Related
Unrealized appreciation		$ 451,088
Unrealized depreciation		(2,969,563)
Net unrealized appreciation		$ (2,518,475)

Aggregate cost of securities for income tax purposes		$ 10,461,385

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund

Related Notes to the Schedule of Investments

November 30, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ( the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities

The Fund may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year) that are linked to individual equity securities. The issuers of these notes make regular interest payments to the holders, but these notes also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Sparrow Growth Fund

Related Notes to the Schedule of Investments - continued

November 30, 2008

(Unaudited)

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 7,942,910	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 7,942,910	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 5, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/28/2009